                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No. 1

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                -----------------

Check here if Amendment [x]; Amendment Number: 1
                                              ------
This Amendment (Check only one.):   [x] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                May 15, 2006
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                64
                                             ------------------

Form 13F Information Table Value Total:          $256,140
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      542      600 SH       Sole                      600
ALCOA, INC.                    COM              013817101      202     6609 SH       Sole                     6609
ALLIANCEBERNSTEIN              COM              01881G106     1385    20900 SH       Sole                    20900
ALLSTATE CORP.                 COM              020002101      453     8700 SH       Sole                     8700
ALTRIA GROUP INC.              COM              02209S103     3472    48993 SH       Sole                    48993
AMER. INTL. GROUP              COM              026874107     6246    94500 SH       Sole                    94500
AMPHENOL CORP NEW - CL A       COM              032095101    20089   385000 SH       Sole                   385000
AT&T CORP.                     COM              001957109      219     8082 SH       Sole                     8082
BANK OF AMERICA                COM              060505104      790    17358 SH       Sole                    17358
BELLSOUTH CORP.                COM              079860102      246     7103 SH       Sole                     7103
BERKSHIRE HATHAWAY B           COM              084670207     5735     1904 SH       Sole                     1904
BP PLC - SPONS ADR             COM              056622104      745    10804 SH       Sole                    10804
BRISTOL WEST HOLDINGS INC      COM              11037M105     5294   275000 SH       Sole                   275000
CATALYTICA ENERGY SYSTEMS      COM              148884109       30    20000 SH       Sole                    20000
CEDAR FAIR L.P.                COM              150185106     1214    41500 SH       Sole                    41500
CENDANT CORP                   COM              151313103    18305  1055025 SH       Sole                  1055025
CHEVRON CORP                   COM              166764100     3079    53118 SH       Sole                    53118
CITIGROUP, INC.                COM              172967101      597    12650 SH       Sole                    12650
COCA COLA                      COM              191216100     7980   190600 SH       Sole                   190600
CONSECO INC                    COM              208464883    21390   861800 SH       Sole                   861800
DISCOVERY HOLD.                COM              25468Y107     8419   561250 SH       Sole                   561250
EXXON MOBIL                    COM              30231G102     1107    18182 SH       Sole                    18182
FEDERATED INVESTORS            COM              314211103      234     6000 SH       Sole                     6000
FIRST HORIZON                  COM              320517105     2428    58300 SH       Sole                    58300
GENERAL ELECTRIC               COM              369604103      918    26398 SH       Sole                    26398
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
HEINZ H.J. CO.                 COM              423074103     2801    73875 SH       Sole                    73875
HONEYWELL INTL.                COM              438516106      260     6083 SH       Sole                     6083
INTERNAT. PAPER                COM              460146103     2174    62900 SH       Sole                    62900
J.P. MORGAN CHASE              COM              46625H100     4623   111026 SH       Sole                   111026
KRAFT FOODS                    COM              50075N104     2396    79050 SH       Sole                    79050
LIBERTY MEDIA                  COM              530718105    10495  1278342 SH       Sole                  1278342
MERITOR SAVINGS BANK-PA        COM              590007100     2993   652000 SH       Sole                   652000
MICROSOFT CORP                 COM              594918104      499    18330 SH       Sole                    18330
NEWELLRUBBERMAID               COM              651229106     8715   345957 SH       Sole                   345957
NORWOOD RES.                   COM              669958100        9    10000 SH       Sole                    10000
PFIZER                         COM              717081103     5797   232636 SH       Sole                   232636
PHH CORP COM NEW               COM              693320202     4005   150000 SH       Sole                   150000
PINNACLE WEST                  COM              723484101     8813   225400 SH       Sole                   225400
PNC BANK CORP.                 COM              693475105      291     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     1827    67916 SH       Sole                    67916
POLYMER GROUP B                COM              731745303      279    10367 SH       Sole                    10367
PRIMEDIA INC                   COM              74157K101     3534  1707100 SH       Sole                  1707100
RESPIRONICS, INC.              COM              761230101      218     5600 SH       Sole                     5600


ROYAL DUTCH SHELL              COM              780259206    1836      29495 SH      Sole                    29495
SOVEREIGN BANC.                COM              845905108     296      13514 SH      Sole                    13514
TIME WARNER                    COM              887317105    3243     193160 SH      Sole                   193160
TREEHOUSE FOODS                COM              89469A104    5575     210000 SH      Sole                   210000
TYCO INTL.                     COM              902124106    4032     150000 SH      Sole                   150000
UST INC.                       COM              902911106    3382      81300 SH      Sole                    81300
VERIZON COMM.                  COM              92343V104     353      10372 SH      Sole                    10372
WASTE MGMT.                    COM              94106L109   19544     553645 SH      Sole                   553645
WELLS FARGO CO.                COM              949746101     224       3500 SH      Sole                     3500
SPDR-HEALTHCARE                MUTUAL           81369y209    4651  145450.00 SH      Sole                145450.00
SPDR-UTILITIES                 MUTUAL           81369Y886     987   32000.00 SH      Sole                 32000.00
iSHARES DIVIDEND               MUTUAL           464287168     972   15500.00 SH      Sole                 15500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614   23475  445110.00 SH      Sole                445110.00
LIBERTY GLOBAL                 COM              530555101    3337  163006.00 SH      Sole                163006.00
LIBERTY GLOBAL-C               COM              530555309    3219  163006.00 SH      Sole                163006.00
STREETTRACKS GOLD              COM              863307104    2838   48850.00 SH      Sole                 48850.00
MFS INTERMED. INCOME TRUST     BOND             55273C107     392   63604.09 SH      Sole                 63604.09
iSHARES T.I.P.S.               BOND             464287176    6718   66750.00 SH      Sole                 66750.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105     100      10000 SH      Sole                    10000
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801     117      11298 SH      Sole                    11298

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